Summary of Significant Accounting Policies (Details) - Schedule of Estimated Useful Lives	Dec. 31, 2023
Buildings and improvements [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated Useful Life	10 years
Computer and office equipment [Member] | Minimum [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated Useful Life	3 years
Computer and office equipment [Member] | Maximum [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated Useful Life	5 years
Revenue equipment– trucking [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated Useful Life	5 years	[1]

[1]	Revenue equipment – trucking are trucks and trailers only used for providing trucking services.